Summary of Significant Accounting Policies - Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Allowance for doubtful accounts	¥ 593,312	¥ 557,073	¥ 710,168
Percentage of accounts receivable represent output VAT	6.00%